UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 7, 2008

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 3-31-08
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     68
Form 13F Information Table Value Total:     $133,336,650

List of Other Included Managers: None

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

Name of Issuer                                    Class   Cusip        	Market          Shares    Inv Auth   Mngr     Voting Auth
                                                                                                                      None

3M Co.                                            Common  88579Y101            4090789     51684     Sole                51684
AT&T Corp.                                        Common  00206R102             975999     25483     Sole                25483
Abbott Laboratories                               Common  002824100             315017      5712     Sole                 5712
Affymetrix                                        Common  00826T108            1347534     77400     Sole                77400
American Tower Systems Class A                    Common  029912201            2176939     55520     Sole                55520
Anadarko Petroleum                                Common  032511107             642906     10200     Sole                10200
Automatic Data Processing, Inc.                   Common  053015103            3389080     79950     Sole                79950
BP P.L.C.                                         Common  055622104            3793597     62549     Sole                62549
Bank of America Corp.                             Common  060505104             851004     22448     Sole                22448
Barrick Gold Corp                                 Common  067901108             336347      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             599369       134     Sole                  134
Chevron Corp.                                     Common  166764100             459237      5380     Sole                 5380
Chubb Corp                                        Common  171232101            4138111     83632     Sole                83632
Citrix Systems Inc.                               Common  177376100             871101     29700     Sole                29700
Clorox Company                                    Common  189054109            4103002     72440     Sole                72440
Coca Cola                                         Common  191216100             757345     12442     Sole                12442
Colgate Palmolive                                 Common  194162103            3537114     45400     Sole                45400
ConocoPhillips                                    Common  20825C104            3166449     41549     Sole                41549
Dow Chemical                                      Common  260543103            3815817    103550     Sole               103550
DuPont                                            Common  263534109             552656     11819     Sole                11819
Electronic Data Systems                           Common  285661104            1653511     99310     Sole                99310
Eli Lilly & Company                               Common  532457108             585031     11340     Sole                11340
Emerson Electric Co.                              Common  291011104            1730909     33636     Sole                33636
Exxon Mobil Corp.                                 Common  30231G102            6009663     71053     Sole                71053
FPL Group Inc                                     Common  302571104             451728      7200     Sole                 7200
Forest Labs Inc.                                  Common  345838106             204051      5100     Sole                 5100
General Electric                                  Common  369604103            3070424     82962     Sole                82962
General Mills, Inc.                               Common  370334104             233532      3900     Sole                 3900
HCP,Inc.                                          Common  40414l109             267099      7900     Sole                 7900
Hartford Financial Services Group                 Common  416515104            2768105     36533     Sole                36533
Heartland Express Inc.                            Common  422347104             403558     28300     Sole                28300
Hershey Foods Corp.                               Common  427866108            2286569     60700     Sole                60700
Honeywell, Inc                                    Common  438516106             236964      4200     Sole                 4200
Hubbell Inc. Class B                              Common  443510201             353889      8100     Sole                 8100
Intel Corp.                                       Common  458140100            1897135     89572     Sole                89572
International Business Machines                   Common  459200101            1296016     11256     Sole                11256
International Flavors & Fragrances                Common  459506101            5206974    118206     Sole               118206
J.P. Morgan Chase                                 Common  46625H100            1333597     31050     Sole                31050
Johnson & Johnson                                 Common  478160104            3563504     54933     Sole                54933
McGraw-Hill Cos.                                  Common  580645109             214310      5800     Sole                 5800
Medco Health Solutions                            Common  58405U102            2671628     61010     Sole                61010
Medtronic Inc.                                    Common  585055106            2562159     52970     Sole                52970
Merck                                             Common  589331107            5063858    133435     Sole               133435
Microsoft Corp                                    Common  594918104             424281     14950     Sole                14950
Newmont Mining Corp                               Common  651639106            4218562     93125     Sole                93125
Northern Trust Corp.                              Common  665859104            4491245     67568     Sole                67568
PNC Financial Services Group                      Common  693475105             211857      3231     Sole                 3231
PepsiCo                                           Common  713448108            3163082     43810     Sole                43810
Pfizer, Inc                                       Common  717081103             842495     40253     Sole                40253
Procter & Gamble                                  Common  742718109            6918221     98733     Sole                98733
Progress Energy, Inc.                             Common  743263105             776954     18632     Sole                18632
Questar Corp.                                     Common  748356102            2321222     41040     Sole                41040
Royal DutchShell Class A ADR                      Common  780257804             597988      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1177110     13530     Sole                13530
Sigma Aldrich                                     Common  826552101            5051758     84690     Sole                84690
Staples, Inc.                                     Common  855030102            2509198    113487     Sole               113487
Sysco                                             Common  871829107            1222380     42122     Sole                42122
The Scotts Company                                Common  810186106            2885380     89000     Sole                89000
Time Warner, Inc.                                 Common  887317105            1523483    108665     Sole               108665
Union Pacific                                     Common  907818108             313450      2500     Sole                 2500
United Parcel Service, Inc.                       Common  911312106            2957018     40496     Sole                40496
Verizon Communications                            Common  92343V104             731588     20071     Sole                20071
Walgreen Company                                  Common  931422109            1164602     30575     Sole                30575
Wells Fargo & Co.                                 Common  949746101             214874      7384     Sole                 7384
Weyerhaeuser Co                                   Common  962166104             633750      9744     Sole                 9744
Whole Foods Market                                Common  966837106            1108781     33630     Sole                33630
Wm.Wrigley Jr. Company                            Common  982526105             321301      5113     Sole                 5113
Wyeth                                             Common  983024100            3572443     85547     Sole                85547
                                                                             133336650



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